Document is copied.
As filed with the Securities and Exchange Commission on March 30, 2001


                                             Registration No. 333-54916


                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                           -------------------------

                                   FORM N-14


   | |Pre-Effective Amendment No.      |X| Post-Effective Amendment No. 1


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                           -------------------------

                          BARR ROSENBERG SERIES TRUST*
               (Exact Name of Registrant as Specified in Charter)

                                  800-447-3332

                        (Area Code and Telephone Number)

                  3435 Stelzer Road, Columbus, Ohio 43219-8021
                    (Address of Principal Executive Offices)

                           -------------------------
                             EDWARD H. LYMAN, ESQ.
                    AXA Rosenberg Investment Management, LLC
                          Four Orinda Way, Building E
                            Orinda California 94563

                    (Name and Address of Agents for Service)



                            -------------------------



*On behalf of its AXA Rosenberg International Equity Fund.


This Amendment to the Registration Statement on Form N-14 of Barr Rosenberg Series Trust, filed with the Commission on February 2, 2001 (1933 Act Registration No. 333-54916) (the "Registration Statement"), is being filed solely to add Exhibit 12 to the Registration Statement . No other information in the Registration Statement, which is incorporated herein by reference in its entirety, is amended, deleted or superseded hereby.

                            PART C. OTHER INFORMATION

ITEM 15     INDEMNIFICATION

Article VIII of the Registrant's Second Amended and Restated Agreement and Declaration of Trust, as amended, reads as follows (referring to the Registrant as the "Trust"):

      ARTICLE VIII

      Indemnification

      SECTION 1. TRUSTEES, OFFICERS, ETC. The Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a "Covered Person") against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Covered Person except with respect to any matter as to which such Covered person shall have been finally adjudicated in any such action, suit or other proceeding to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office. Expenses, including counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), shall be paid from time to time by the Trust in advance of the final disposition of any such action, suit or proceeding upon receipt of an undertaking by or on behalf of such Covered Person to repay amounts so paid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under this Article, provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking,
(b) the Trust shall be insured against losses arising from any such advance payments or (c) either a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter), or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial type inquiry) that there is reason to believe that such Covered Person will be found entitled to indemnification under this Article.

      SECTION 2. COMPROMISE PAYMENT. As to any matter disposed of (whether by a compromise payment, pursuant to a consent decree or otherwise) without an adjudication by a court, or by any other body before which the proceeding was brought, that such Covered Person is liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, indemnification shall be provided if (a) approved, after notice that it involves such indemnification, by at least a majority of the disinterested Trustees acting on the matter provided that a majority of the disinterested Trustees then in office act on the matter) upon a determination, based upon a review of readily available fact (as opposed to a full trial type inquiry) that such Covered Person is not liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, or (b) there has been obtained an opinion in writing of independent legal counsel, based upon a review of readily available facts (as opposed to a full trial type inquiry) to the effect that such indemnification would not protect such Person against any liability to the Trust to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Any approval pursuant to this Section shall not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with this Section as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction to have been liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

      SECTION 3. INDEMNIFICATION NOT EXCLUSIVE. The right of indemnification hereby provided shall not be exclusive of or affect any other rights to which such Covered Person may be entitled. As used in this Article VIII, the term "Covered Person" shall include such person's heirs, executors and administrators and a "disinterested Trustee" is a Trustee who is not an "interested person" of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, (or who has been exempted from being an "interested person" by any rule, regulation or order of the Commission ) and against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending. Nothing contained in this Article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees or officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person; provided, however, that the Trust shall not purchase or maintain any such liability insurance in contravention of applicable law, including without limitation the 1940 Act.

      SECTION 4. SHAREHOLDERS. In case any Shareholder or former Shareholder shall be held to be personally liable solely by reason of his or her being or having been a Shareholder and not because of his or her acts or omissions or for some other reason, the Shareholder or former Shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled to be held harmless from and indemnified against all loss and expense arising from such liability, but only out of the assets of the particular series of Shares of which he or she is or was a Shareholder."

ITEM 16     EXHIBITS.

            The number of each exhibit relates to the exhibit designation in Form N-14

      1.    (a)    Second Amendment and Restated Agreement and Declaration of
                   Trust of the Registrant -- incorporated by reference to Post-Effective Amendment No. 19 to the Trust's Registration
                   Statement on Form N-1A filed on July 29, 1998;

            (b) Amendment No. 1 to Second Amended and Restated Agreement and Declaration of Trust of the Registrant -- incorporated by reference to Post-Effective Amendment No. 19 to the Trust's Registration Statement on Form N-1A filed on July 29, 1998;


            (c) Amendment No. 2 to Second Amended and Restated Agreement and Declaration of Trust of the Registrant -- incorporated by reference to Post-Effective Amendment No. 24 to the Trust's Registration Statement on Form N-1A filed on May 28, 1999;


            (d) Amendment No. 3 to the Second Amended and Restated Agreement and Declaration of Trust of the Registrant -- incorporated by reference to Post-Effective Amendment No. 33 to the Trust's Registration Statement on Form N-1A filed on July 28, 1999;


            (e) Amendment No. 4 to the Second Amended and Restated Agreement and Declaration of Trust of the Registrant -- incorporated by reference to Post-Effective Amendment No. 33 to the Trust's Registration Statement on Form N-1A filed on July 28, 2000;


      2. Bylaws of the Registrant -- incorporated by reference to Post-Effective Amendment No. 17 to the Trust's Registration Statement on Form N-1A filed on December 9, 1997.

      3.    None.

      4. Form of Agreement and Plan of Reorganization - incorporated by reference to Pre-Effective Amendment No. 1 to the Trust's Registration Statement on Form N-14 filed on March 1, 2001.

      5.    None.

      6.    (a)    Management Contract between the Registrant on behalf of
                   its AXA Rosenberg Japan Fund and AXA Rosenberg Investment
                   Management LLC -- incorporated by reference to Post-Effective Amendment No. 31 to the Registrant's
                   Registration Statement on Form N-1A filed on May 1, 2000;


            (b) Management Contract between the Registrant on behalf of its AXA Rosenberg International Equity Fund and AXA Rosenberg Investment Management LLC -- incorporated by reference to Post-Effective Amendment No. 31 to the Trust's Registration Statement on Form N-1A filed on May 1, 2000;


      7. Further Amended and Restated Distributor's Contract between the Registrant and Barr Rosenberg Funds Distributor, Inc., -- incorporated by reference to Post-Effective Amendment No. 35 to the Trust's Registration Statement on Form N-1A filed on December 4, 2000;

      8.    None.

      9.    (a)    Form of Custody Agreement between the Registrant on behalf of its Japan Series (renamed the AXA Rosenberg Japan Fund) and
                   State Street Bank
                   and Trust Company -- incorporated by reference to Post-
                   Effective Amendment No. 2 to the Trust's Registration
                   Statement on Form N-1A filed on August 18, 1998;


            (b) Form of Custody Agreement between the Registrant on behalf of its AXA Rosenberg International Equity Fund and State Street Bank and Trust Company -- incorporated by reference to Post-Effective Amendment No. 31 to the Trust's Registration Statement on Form N-1A filed on May 1, 2000;


     10.    (a)    Amended and Restated Distribution and Shareholder Service
                   Plan for Investor shares -- incorporated by reference to Post-Effective Amendment No. 24 to the Trust's Registration
                   Statement on Form N-1A filed on May 28, 1999;


            (b) Further Amended and Restated Multi-Class Plan -- incorporated by reference to Post-Effective Amendment No. 35 to the Trust's Registration Statement on Form N-1A filed on
                   December 4, 2000;


     11. Opinion and Consent of Ropes & Gray -- incorporated by reference to the Trust's Registration Statement on Form N-14 filed on February 2, 2001;


     12.    Opinion of Ropes & Gray -- filed herewith;


     13.    (a)    Transfer Agency Agreement between the Registrant and BISYS
                   Fund Services Ohio, Inc. -- incorporated by reference to
                   Post-Effective Amendment No. 35 to the Trust's Registration
                   Statement on Form N-1A filed on December 4, 2000;


            (b) Expense Limitation Agreement between AXA Rosenberg Investment Management LLC and the Registrant on behalf of the Fund -- incorporated by reference to Post-Effective Amendment No. 35 to the Trust's Registration Statement on Form N-1A filed on December 4, 2000;


            (c) Administration Agreement between the Registrant and BISYS Fund Services Ohio, Inc. -- incorporated by reference to Post-Effective Amendment No. 35 to the Trust's Registration Statement on Form N-1A filed on December 4, 2000;


            (d) Fund Accounting Agreement between the Registrant and BISYS Fund Services Ohio, Inc. -- incorporated by reference to Post-Effective Amendment No. 35 to the Trust's Registration Statement on Form N-1A filed on December 4, 2000;


      14. Consent of PricewaterhouseCoopers LLP -- incorporated by reference to Pre-Effective Amendment No. 1 to the Trust's Registration Statement on Form N-14 filed on March 1, 2001;

     15.    [None.]

     16.    (a)    Power of Attorney for William F. Sharpe -- incorporated by reference to Pre-Effective Amendment No. 1 to the Trust's
                   Registration Statement on Form N-14 filed on March 1, 2001;


            (b) Power of Attorney for Nils H. Hakansson -- incorporated by reference to Pre-Effective Amendment No. 1 to the Trust's Registration Statement on Form N-14 filed on March 1, 2001;


            (c) Power of Attorney for Dwight M. Jaffee -- incorporated by reference to Post-Effective Amendment No. 24 to the Trust's Registration Statement on Form N-1A filed on
                   May 28, 1999;


            (d) Power of Attorney for Po-Len Hew -- incorporated by reference to Pre-Effective Amendment No. 1 to the Trust's Registration Statement on Form N-14 filed on March 1, 2001;


     17.    (a)    The Registrant's Current Prospectus dated July 31, 2000 --
                   incorporated by reference to Pre-Effective Amendment No. 1 to the Trust's Registration Statement on Form N-14 filed on March 1, 2001;


            (b) Supplement to the Registrant's Current Prospectus dated August 18, 2000 -- incorporated by reference to Pre-Effective Amendment No. 1 to the Trust's Registration Statement on Form N-14 filed on March 1, 2001.


ITEM 17     UNDERTAKINGS

     1. The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     2. The undersigned Registrant agrees that every prospectus that is filed under paragraph (a) above will be filed as a part of an amendment to this Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

ITEM 17 RIDER

     3. The Registrant agrees to file, by post-effective amendment, an opinion of counsel or a copy of an Internal Revenue Service ruling supporting the tax consequences of the proposed mergers described in this Registration Statement within a reasonable time after receipt of such opinion or ruling.

                                   SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Post-Effective Amendment No. 1 to its Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Orinda in the State of California on the 30th day of March, 2001.

                                    BARR ROSENBERG SERIES TRUST

                                    By: /s/ RICHARD L. SAALFELD
                                       ------------------------
                                       Richard Saalfeld
                                       President


      Pursuant to the Requirements of the Securities Act of 1933, this Post-Effective Amendment No. 1 has been signed below by the following persons in the capacities indicated and on the 30th day of March, 2001.



      SIGNATURE                         TITLE                    DATE
RICHARD L. SAALFELD               President (Principal      March 30, 2001
-------------------               Executive Officer
Richard L. Saalfeld


KENNETH REID
-------------------               Trustee                   March 30, 2001
Kenneth Reid


Po-Len Hew*                       Treasurer (Principal      March 30, 2001
                                  Accounting and
                                  Financial Officer)


William F. Sharpe*                Trustee                   March 30, 2001


Nils H. Hakansson*                Trustee                   March 30, 2001


Dwight M. Jaffee*                 Trustee                   March 30, 2001


*By: KENNETH REID
     Kenneth Reid
     Attorney-in-Fact

Date: March 30, 2001

                                  EXHIBIT LIST

EXHIBIT NO.                     EXHIBIT NAME

12                                  Opinion of Ropes & Gray